March 7, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Manning & Napier Funds, Inc. (the “Company”)

File Nos. 2-92633 and 811-04087

To the Commission:

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Company’s (i) Prospectus for the Overseas Series; (ii) Prospectus for the Dividend Focus Series; (iii) Prospectus for the Pro-Blend Series, Class S; (iv) Prospectus for the Target Series; (v) Prospectus for the Tax-Managed Series, Class A and Equity Series (vi) Prospectus for the Pro-Blend Series, Class C; (vii) Prospectus for the Pro-Blend Series, Class I; (viii) Prospectus for the Pro-Blend Series, Class R; (ix) Prospectus for the Pro-Blend Series, Classes Z and E; (x) Prospectus for the Tax-Managed Series, Classes B, Z, D and E; and (xi) Statement of Additional Information for all Series in the Company with an October 31 fiscal year end, each dated March 1, 2011, do not differ from those contained in Post-Effective Amendment No. 84 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2011 (Accession #: 0001193125-11-049430).

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams